CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	6 Months Ended
Jun. 30, 2024
CASH, CASH EQUIVALENTS AND RESTRICTED CASH [Abstract]
Summary of Cash and Cash Equivalents
The breakdown of cash and cash equivalents is as follows:

In thousands of USD	At June 30, 2024	At December 31, 2023
US dollar	192,505	137,917
Singapore dollar	2,510	2,991
Chinese renminbi	414	585
Norwegian krone	7,516	2,487
Euro	783	701
Hongkong dollar	7	7
Bhutan ngultrum	147	41
Total cash and cash equivalents by currency	203,882	144,729

Restricted cash	9,144	9,538
Total restricted cash	9,144	9,538

Maximum Aggregate Draw Amount from Standby Letters of Credit	The SLCs provide the beneficiaries, which are the service providers, the ability to draw from the banks for a designated maximum aggregate amount (the “Draw Amount”). The details of SLCs are as follows:

	At June 30, 2024	At December 31, 2023
Draw Amount (In thousands of USD)	9,144	9,538
Range of expiration dates	July 2025 to August 2025	July 2024 to August 2024